Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Building	4% declining balance
Computer and office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-use asset	straight-line over the earlier of the end of the lease term or useful life of the asset

Disclosure of earnings per share [text block]
	Year ended December 31,
	2021	2020
Basic weighted average number of shares outstanding	95,181,258	91,108,622
Effect of dilutive common share equivalents	278,257	-
	95,459,515	91,108,622